Memorandum items	12 Months Ended
Dec. 31, 2022
Off-Balance Sheet Exposures [Abstract]
Memorandum items	Memorandum items
Memorandum items relates to balances representing rights, obligations and other legal situations that in the future may have an impact on net assets, as well as any other balances needed to reflect all transactions performed by the consolidated entities although they may not impinge on their net assets.
a) Guarantees and contingent commitments granted
Contingent liabilities includes all transactions under which an entity guarantees the obligations of a third party and which result from financial guarantees granted by the entity or from other types of contract. The detail is as follows:

	2022	2021	2020
Loans commitment granted	274,075	262,737	241,230
Of which impaired	653	615	274
Financial guarantees granted	12,856	10,758	12,377
Of which impaired	521	188	124
Financial guarantees	12,813	10,715	12,358
Credit derivatives sold	43	43	19
Other commitments granted	92,672	75,733	64,538
Of which impaired	608	781	548
Technical guarantees	50,508	40,158	33,526
Other	42,164	35,575	31,012
The breakdown as at 31 December 2022 of the exposures and the provision fund (see note 25) out of balance sheet by impairment stage is EUR 370,729 million and EUR 331 million (EUR 337,113 million and EUR 372 million in 2021 and EUR 310,435 million and EUR 377 million in 2020) in stage 1, EUR 7,092 million and EUR 191 million (EUR 10,531 million and EUR 200 million in 2021 and EUR 6,764 million and EUR 182 million in 2020) in stage 2 and EUR 1,782 million and EUR 212 million (EUR 1,584 million and EUR 161 million in 2021 and EUR 946 million and EUR 141 million in 2020) in stage 3, respectively.
Income from guarantee instruments is recognised under 'Fee and commission income' in the consolidated income statements and is calculated by applying the rate established in the related contract to the nominal amount of the guarantee.
i. Loan commitments granted
Loan commitments granted: firm commitments of grating of credit under predefined terms and conditions, except for those that comply with the definition of derivatives as these can be settled in cash or through the delivery of issuance of another financial instrument. They include stand-by credit lines and long-term deposits.
ii. Financial guarantees granted
Financial guarantees includes, inter alia, financial guarantee contracts such as financial bank guarantees, credit derivatives sold, and risks arising from derivatives arranged for the account of third parties.
iii. Other commitments granted
Other contingent liabilities include all commitments that could give rise to the recognition of financial assets not included in the above items, such as technical guarantees and guarantees for the import and export of goods and services.
b) Memorandum items
i. Off-balance-sheet funds under management
The detail of off-balance-sheet funds managed by the Group and by joint ventures is as follows:

EUR million
	2022	2021	2020
Investment funds	142,189	145,987	131,965
Pension funds	14,021	16,078	15,577
Assets under management	25,670	24,862	20,712
	181,880	186,927	168,254
ii. Non-managed marketed funds
Additionally, at 31 December 2022 there are non-managed marketed funds totalling EUR 48,379 million (EUR 48,385 million and EUR 38,563 million at 31 December 2021 and 2020, respectively).
c) Third-party securities held in custody
At 31 December 2022 the Group held in custody debt securities and equity instruments totalling EUR 231,263 million (EUR 236,153 million and EUR 209,269 million at 31 December 2021 and 2020, respectively) entrusted to it by third parties.